Revenues (Narrative) (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025 customer	Sep. 30, 2025 item customer	Dec. 31, 2024 USD ($) customer item	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Approved bonus | $			$ 17	$ 21
Number of largest customers | customer	2	2	2
Number of REPS | item		100	100
Payment term		35 days	35 days
REP Subsidiary One [Member] | Customers [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	27.00%	25.00%	25.00%	25.00%	26.00%
REP Subsidiary Two [Member] | Customers [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	23.00%	22.00%	23.00%	23.00%	24.00%